SENIOR SECURED CONVERTIBLE CREDIT FACILITY (Tables)	12 Months Ended
Jun. 26, 2021
Risks and Uncertainties [Abstract]
Schedule of senior secured convertible credit facility

As of June 26, 2021 and June 27, 2020, senior secured convertible credit facility consists of the following:

	Tranche	2021	2020

Senior secured convertible notes dated April 23, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1A	$21,112,530	$21,660,583

Senior secured convertible notes dated May 22, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	1B	91,185,378	86,053,316

Senior secured convertible notes dated July 12, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	2	29,580,445	26,570,948

Senior secured convertible notes dated November 27, 2019, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	3	11,454,144	10,288,815

Senior secured convertible notes dated March 27, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	4	13,496,906	12,500,000

Amendment fee converted to senior secured convertible notes dated October 29, 2019, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	21,623,561	19,423,593

Senior secured convertible notes dated April 24, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-1	3,027,003	2,734,282

Senior secured convertible notes dated September 14, 2020, issued to accredited investors, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	IA-2	5,847,933	-

Restatement fee issued in senior secured convertible notes dated March 27, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	9,104,665	8,199,863

Second restatement fee issued in senior secured convertible notes dated July 2, 2020, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	2,021,984	-

Third restatement fee issued in senior secured convertible notes dated January 11, 2021, which mature on April 23, 2022 and bear interest at LIBOR plus 6.0% per annum.	-	11,372,828	-

Total Drawn on Senior Secured Convertible Credit Facility		219,827,377	187,431,400

Less Unamortized Debt Discount		(49,005,984)	(21,062,937)

Senior Secured Convertible Credit Facility, Net		$170,821,393	$166,368,463

Schedule of reconciliation senior secured convertible credit facilty

A reconciliation of the beginning and ending balances of senior secured convertible credit facility for the years ended June 26, 2021 and June 27, 2020 is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Incremental Advance - 1	Incremental Advance - 2	3rd Advance	Amendment Fee Notes	Restatement Fee Notes	2nd Restatement Fee Notes	TOTAL

Balance as of June 29, 2019	$86,855,415	$-	$-	$-	$-	$-	$-	$-	$-	$-	$86,855,415

Cash Additions	-	25,000,000	10,000,000	12,500,000	2,734,282	-	-	-	-	-	50,234,282
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	-	-	18,750,000	8,199,863	-	26,949,863
Paid-In-Kind Interest Capitalized	7,713,899	1,570,948	288,815	-	-	-	-	673,593	-	-	10,247,255
Equity Component of Debt - New and Amended	6,942,719	(1,137,637)	(172,786)	(11,552,806)	(609,060)	-	-	(511,900)	(1,245,676)	-	(8,287,146)
Cash Paid for Debt Issuance Costs	-	(482,998)	(641,689)	(673,435)	-	-	-	-	-	-	(1,798,122)
Amortization of Debt Discounts	1,321,414	402,374	206,093	12,932	43,318	-	-	52,907	127,878	-	2,166,916

Balance as of June 27, 2020	$102,833,447	$25,352,687	$9,680,433	$286,691	$2,168,540	$-	$-	$18,964,600	$7,082,065	$-	$166,368,463

Cash Additions	-	-	-	-	-	5,420,564	10,937,127	-	-	-	16,357,691
Repayments	(8,000,000)	-	-	-	-	-	-	-	-	-	(8,000,000)
Principal Reallocation	585,058	(3,276)	(1,277)	(404,451)	(340)	(589)	-	(2,395)	(24,084)	(148,646)	-
Fees Capitalized to Debt Related to Debt Modifications	-	-	-	-	-	(468,564)	(937,127)	-	-	-	(1,405,691)
Paid-In-Kind Interest Capitalized	11,925,650	3,012,776	1,166,607	1,401,357	290,061	427,165	435,701	2,202,363	928,886	170,630	21,961,196
Net Effect on Debt from Extinguishment	4,812,996	962,750	497,175	2,167,870	(453,979)	-	-	455,792	630,758	2,000,000	11,073,362
Equity Component Debt - New and Amended	(23,562,662)	(6,147,968)	(2,480,673)	(2,839,499)	(1,296,844)	(3,239,507)	(7,694,405)	(4,337,438)	(4,551,977)	-	(56,150,973)
Cash Paid for Debt Issuance Costs	-	-	-	-	-	(175,000)	(200,000)	-	-	-	(375,000)
Amortization of Debt Discounts	9,306,004	2,089,165	854,194	1,794,998	684,720	1,231,345	1,539,902	1,690,108	1,800,653	1,256	20,992,345

Balance as of June 26, 2021	$97,900,493	$25,266,134	$9,716,459	$2,406,966	$1,392,158	$3,195,414	$4,081,198	$18,973,030	$5,866,301	$2,023,240	$170,821,393